Transactions and Balances with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended								12 Months Ended
	Jul. 07, 2020	Nov. 30, 2022	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Jan. 31, 2022	May 31, 2021	May 25, 2021	Feb. 28, 2021	Dec. 31, 2022	Jan. 04, 2022	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021
Transactions and Balances with Related Parties (Details) [Line Items]
Share-based payment expenses (in Dollars)										$ 7,333,000
Grant of stock options	440,000					400,000
Amount invested (in Dollars)							$ 50,000
Warrants per share (in Dollars per share)							$ 6.16
Voting interest										100.00%	100.00%	100.00%	100.00%	100.00%
Cash payments (in Dollars)										$ 19,420
Payment in equity instruments										1,339
Fair value amount (in Dollars)										$ 11,682
Fair value at the transaction date (in Dollars)										9,551
Fair value (in Dollars)										$ 5,768
Post-acquisition compensation cost										892,000
Estimated transaction date (in Dollars)										$ 7,756
Share-based compensation (in Dollars)										$ 3,286
Share options granted								131,000
Granted options to purchase							3,000,000
Exercise price (in Dollars per share)						$ 3.79	$ 6
Granted options to purchase							1,000,000
Restricted stock units, grant		75,000	1,620,869	1,270,000	210,000
Purchase replaced shares			3,241,737
Officer [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Grant of stock options	1,000,000
Restricted stock units, grant		500,000
Officer and Director [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.7
DeepCube [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Voting interest															100.00%
Bottom of range [member]
Transactions and Balances with Related Parties (Details) [Line Items]
Exercise price range (in Dollars per share)								$ 7.69
Top of range [member]
Transactions and Balances with Related Parties (Details) [Line Items]
Exercise price range (in Dollars per share)								$ 9.33
Series A Warrants [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Warrants percentage									30.00%
Series B Warrants [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Warrants exercise							27,742,103